UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 13, 2015 to March 12, 2015

Commission File Number of issuing entity: 333-191331-03

GS Mortgage Securities Trust 2014-GC20

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-191331

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

Goldman Sachs Mortgage Company

MC-Five Mile Commercial Mortgage Finance LLC

Redwood Commercial Mortgage Corporation

Starwood Mortgage Funding I LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3931891

38-3931892

38-7111615

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑AB			X
A‑S			X
B			X
C			X
X‑A			X
X‑B			X
PEZ			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On March 12, 2015 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC20.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2014-GC20 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 13, 2015 to March 12, 2015.

The Depositor has filed a Form ABS-15G on February 13, 2015. The CIK number of the Depositor is 0001004158. There is no new activity at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 17, 2015. The CIK number of CGMRC is 0001541001. There is no new activity at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2015. The CIK number of GSMC is 0001541502. There is no new activity at this time.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G February 13, 2015. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity at this time.

MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G on February 10, 2015. The CIK number of MC-Five Mile is 0001576832. There is no new activity to report at this time.

Redwood Commercial Mortgage Corp. ("Redwood"), one of the sponsors, has filed a Form ABS-15G on February 4, 2015. The CIK number of Redwood is 0001567746. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC20, relating to the March 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ J. Theodore Borter

J. Theodore Borter, President

Date: March 25, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC20, relating to the March 12, 2015 distribution.